Trade Payables and Other Current Liabilities (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts payable [Abstract]
Institutions	$ 73	$ 73
Accrued expenses	665	522
Accrued compensation expenses	650	607
Other	279	8
Other accounts payable and accruals	$ 1,667	$ 1,210